Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000159803 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class I
Trading Symbol	VLPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$66	1.15%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.15%
Net Assets	$ 51,925,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)
Fund net assets (‘000s)	$51,925
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		84%
Diversified	29
Natural Gas Pipelines	23
Electric, LDC & Power	14
Liquefied Natural Gas	7
Downstream/Other	5
Petroleum Transportation & Storage	5
Upstream	1
Master Limited Partnerships		16
Diversified	12
Petroleum Transportation & Storage	4
Total		100%
(1)	Percentage of total investments as of April 30, 2026.

C000159801 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class A
Trading Symbol	VLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$80	1.40%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.40%
Net Assets	$ 51,925,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)
Fund net assets (‘000s)	$51,925
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		84%
Diversified	29
Natural Gas Pipelines	23
Electric, LDC & Power	14
Liquefied Natural Gas	7
Downstream/Other	5
Petroleum Transportation & Storage	5
Upstream	1
Master Limited Partnerships		16
Diversified	12
Petroleum Transportation & Storage	4
Total		100%
(1)	Percentage of total investments as of April 30, 2026.